Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Australia - 3.4%
BlueScope Steel Ltd.	755,300	$ 8,872,040
Charter Hall Group, REIT	607,032	5,485,808
Omni Bridgeway Ltd. (A) (B)	2,508,569	7,278,604

		21,636,452

Austria - 0.6%
ams-OSRAM AG (A)	425,400	3,511,487

Belgium - 5.8%
Barco NV	323,234	8,469,167
D’ieteren Group	77,608	12,737,498
Fagron	220,748	3,367,025
Groupe Bruxelles Lambert SA	95,527	8,455,579
Telenet Group Holding NV	228,439	3,653,490

		36,682,759

Denmark - 2.6%
Scandinavian Tobacco Group AS, Class A (C)	545,828	10,453,845
Schouw & Co. AS	80,467	5,991,250

		16,445,095

Finland - 0.8%
Kamux Corp.	212,300	1,750,571
Raisio OYJ, V Shares	1,498,783	3,324,362

		5,074,933

France - 5.1%
Elis SA	606,400	9,051,035
ICADE, REIT	80,000	4,005,331
Kaufman & Broad SA (B)	217,729	6,044,966
Rothschild & Co.	359,319	13,232,579

		32,333,911

Germany - 5.6%
Bertrandt AG	35,809	1,337,401
Borussia Dortmund GmbH & Co. KGaA (A)	543,480	2,119,992
DIC Asset AG	467,178	5,313,910
DWS Group GmbH & Co. KGaA (C)	97,500	2,846,007
Elmos Semiconductor SE	46,800	2,266,676
Gerresheimer AG (B)	148,400	8,913,707
Hamburger Hafen und Logistik AG	330,940	4,612,399
SAF-Holland SE	508,000	4,109,316
Takkt AG	291,613	3,976,471

		35,495,879

Greece - 1.2%
Motor Oil Hellas Corinth Refineries SA	441,851	7,658,744

Hong Kong - 1.7%
ASMPT Ltd.	450,400	3,588,622
Great Eagle Holdings Ltd.	1,682,493	3,659,195
Kerry Logistics Network Ltd.	418,181	839,427
Pacific Textiles Holdings Ltd.	7,118,600	2,830,725

		10,917,969

Ireland - 3.9%
Bank of Ireland Group PLC	1,707,600	9,780,721

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
C&C Group PLC (A)	1,884,085	$ 4,553,689
Smurfit Kappa Group PLC	281,010	10,185,881

		24,520,291

Italy - 4.2%
BFF Bank SpA (C)	957,400	6,726,624
Buzzi Unicem SpA	279,300	5,106,469
Danieli & C Officine Meccaniche SpA	160,490	2,276,705
doValue SpA (C)	415,500	2,537,169
Prysmian SpA	299,652	9,528,003

		26,174,970

Japan - 29.3%
Aida Engineering Ltd.	388,300	2,672,661
Air Water, Inc.	383,400	5,161,672
Capcom Co. Ltd.	702,600	19,530,544
CKD Corp.	276,200	3,922,508
Denka Co. Ltd.	405,660	10,518,194
DTS Corp.	341,900	8,685,200
Fuji Corp.	362,400	5,616,158
Furyu Corp.	144,700	1,197,730
GMO internet, Inc.	366,200	7,193,032
Hikari Tsushin, Inc.	52,000	5,729,786
Horiba Ltd.	150,000	7,393,664
Hosokawa Micron Corp.	104,800	2,153,814
Japan Petroleum Exploration Co. Ltd.	159,000	4,195,425
Kumiai Chemical Industry Co. Ltd.	732,200	5,476,934
Kyushu Railway Co.	147,000	3,081,961
MatsukiyoCocokara & Co.	217,200	8,200,540
Meitec Corp.	317,800	5,991,019
Nakanishi, Inc.	596,600	11,228,062
Nextage Co. Ltd.	154,700	3,421,820
Nichiha Corp.	218,500	4,513,952
Nippon Parking Development Co. Ltd. (B)	2,961,300	3,764,928
Paramount Bed Holdings Co. Ltd.	349,500	6,478,948
PCA Corp. (B)	299,400	2,702,624
Rohto Pharmaceutical Co. Ltd.	222,100	6,657,175
Sanwa Holdings Corp.	1,055,200	11,398,934
Shinoken Group Co. Ltd.	421,400	3,490,256
Square Enix Holdings Co. Ltd.	259,100	12,022,186
Takasago Thermal Engineering Co. Ltd.	313,600	3,988,734
Token Corp.	82,600	5,516,370
Wakita & Co. Ltd.	351,500	2,913,560

		184,818,391

Netherlands - 4.1%
ASM International NV (B)	37,400	11,488,219
Euronext NV (C)	76,280	6,215,185
Van Lanschot Kempen NV, CVA	361,400	8,275,807

		25,979,211

New Zealand - 0.3%
Pushpay Holdings Ltd. (A) (B)	2,098,600	1,710,354

Norway - 2.8%
ABG Sundal Collier Holding ASA	4,998,027	3,040,672
Aker ASA, A Shares	87,400	6,787,584
Kongsberg Gruppen ASA	155,900	5,744,717
Protector Forsikring ASA	200,300	2,362,542

		17,935,515

Philippines - 0.2%
Alliance Global Group, Inc.	7,831,200	1,405,759

Republic of Korea - 2.6%
Eugene Technology Co. Ltd.	301,409	7,223,316

Transamerica Funds	Page 1

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Gradiant Corp.	111,243	$ 1,610,812
Value Added Technology Co. Ltd.	288,000	7,349,984

		16,184,112

Spain - 2.2%
Cia de Distribucion Integral Logista Holdings SA	482,664	9,949,223
Fluidra SA (B)	91,400	1,708,461
Vidrala SA	33,209	2,212,025

		13,869,709

Sweden - 4.2%
Cloetta AB, B Shares	2,476,300	4,956,449
Dios Fastigheter AB	1,127,174	8,909,730
Husqvarna AB, B Shares (B)	661,200	5,269,587
Nobia AB	941,100	2,733,551
Trelleborg AB, B Shares	177,200	4,353,899

		26,223,216

Switzerland - 1.3%
Swissquote Group Holding SA	69,276	8,422,171

United Kingdom - 14.7%
Bellway PLC	358,700	10,719,406
Burberry Group PLC	260,100	5,717,924
Domino’s Pizza Group PLC	1,316,900	4,589,377
Howden Joinery Group PLC	695,300	5,739,391
IG Group Holdings PLC	979,635	9,504,659
Inchcape PLC	430,200	4,403,173
Informa PLC (A)	1,096,527	7,974,650
Intermediate Capital Group PLC	363,035	6,767,503
International Personal Finance PLC	966,050	1,131,750
Lancashire Holdings Ltd.	755,900	4,117,884
Oxford Metrics PLC	868,000	1,083,477
Redde Northgate PLC	288,368	1,288,810
Redrow PLC	1,797,300	12,708,041
Savills PLC	646,600	9,427,082
Vistry Group PLC	649,300	7,319,512

		92,492,639

Total Common Stocks (Cost $610,184,723)		609,493,567

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (D)	1,421,122	1,421,122

Total Other Investment Company (Cost $1,421,122)		1,421,122

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 0.65% (D), dated 07/29/2022, to be repurchased at $6,376,617 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $6,503,860.

$ 6,376,271	$ 6,376,271

Total Repurchase Agreement (Cost $6,376,271)	6,376,271

Total Investments (Cost $617,982,116)	617,290,960
Net Other Assets (Liabilities) - 2.2%	14,156,034

Net Assets - 100.0%	$ 631,446,994

Transamerica Funds	Page 2

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	9.4%	$58,304,583
Household Durables	7.3	45,041,846
Entertainment	5.5	33,672,722
Real Estate Management & Development	5.0	30,800,173
Semiconductors & Semiconductor Equipment	4.6	28,078,320
Machinery	4.5	27,973,793
Health Care Equipment & Supplies	4.1	25,056,994
Diversified Financial Services	4.1	24,997,976
Chemicals	3.4	21,156,800
Building Products	3.2	19,901,620
IT Services	2.9	17,588,586
Distributors	2.8	17,140,671
Electronic Equipment, Instruments & Components	2.6	15,862,831
Food Products	2.3	14,272,061
Commercial Services & Supplies	2.1	12,815,963
Containers & Packaging	2.0	12,397,906
Oil, Gas & Consumable Fuels	1.9	11,854,169
Media	1.9	11,628,140
Specialty Retail	1.8	10,902,177
Air Freight & Logistics	1.8	10,788,650
Tobacco	1.7	10,453,845
Banks	1.6	9,780,721
Electrical Equipment	1.5	9,528,003
Equity Real Estate Investment Trusts	1.5	9,491,139
Life Sciences Tools & Services	1.4	8,913,707
Metals & Mining	1.4	8,872,040
Trading Companies & Distributors	1.4	8,652,951
Textiles, Apparel & Luxury Goods	1.4	8,548,649
Food & Staples Retailing	1.3	8,200,540
Industrial Conglomerates	1.3	8,193,343
Professional Services	1.2	7,328,420
Personal Products	1.1	6,657,175
Insurance	1.1	6,480,426
Aerospace & Defense	0.9	5,744,717
Internet & Direct Marketing Retail	0.9	5,587,283
Construction Materials	0.8	5,106,469
Transportation Infrastructure	0.7	4,612,399
Hotels, Restaurants & Leisure	0.7	4,589,377
Beverages	0.7	4,553,689
Road & Rail	0.7	4,370,771
Auto Components	0.7	4,109,316
Software	0.6	3,786,101
Health Care Providers & Services	0.5	3,367,025
Leisure Products	0.2	1,197,730
Consumer Finance	0.2	1,131,750

Investments	98.7	609,493,567
Short-Term Investments	1.3	7,797,393

Total Investments	100.0%	$617,290,960

Transamerica Funds	Page 3

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$609,493,567	$—	$609,493,567
Other Investment Company	1,421,122	—	—	1,421,122
Repurchase Agreement	—	6,376,271	—	6,376,271

Total Investments	$1,421,122	$615,869,838	$—	$617,290,960

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,450,394, collateralized by cash collateral of $1,421,122 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,596,548. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $28,778,830, representing 4.6% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica International Small Cap Value (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5